Stockholders Equity (Details Narrative) - $ / shares	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stockholders Equity Details Narrative
Preferred Stock, Shares Authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, Par Value	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common stock, Shares Authorized	200,000,000	200,000,000	200,000,000
Common Stock, Par Value	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Issued	30,000,100	30,000,100	30,000,100
Common Stock, Shares Outstanding	30,000,100	30,000,100	30,000,100